                                                     File Nos. 33-64781
                                                               811-7441


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.
   Post-Effective Amendment No.       -3-                      X

                                      and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
   Amendment No.                      -5-                      X


                          KEYSTONE INSTITUTIONAL TRUST
            Keystone Institutional Small Capitalization Growth Fund
               (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 338-3200

                         Rosemary D. Van Antwerp, Esq.
                     Keystone Investment Management Company
                              200 Berkeley Street,
                             Boston, MA 02116-5034
                    (Name and Address of Agent for Service)



It is proposed that this filing will become effective:

---  immediately upon filing pursuant to paragraph (b)
-X-  on June 30, 1997 pursuant to paragraph (b)
---  60 days after filing pursuant to paragraph (a)(1)
---  on (date) pursuant to paragraph (a)(1)
---  75 days after filing pursuant to paragraph (a)(2)
---  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

--- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite amount of its securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's fiscal year ended February 28, 1997 was filed on April 28, 1997.

                          KEYSTONE INSTITUTIONAL TRUST
            KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND

                                  CONTENTS OF

                             REGISTRATION STATEMENT

                     This Post-Effective Amendment No. 3 to
               Registration Statement No. 33-64781 consists of the
              following pages, items of information and documents:


                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                      Statement of Additional Information

                                     PART C

               PART C - OTHER INFORMATION - ITEMS 24 (a) and (b)

                              Financial Statements

                         Independent Auditors' Report

                                Exhibit Listing

         PART C - OTHER INFORMATION - ITEMS 25-32- AND SIGNATURE PAGES

                        Number of Holders of Securities

                                Indemnification

                         Business and Other Connections

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                    Exhibits (including Powers of Attorney)

                          KEYSTONE INSTITUTIONAL TRUST
            KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND

Cross-Reference Sheet pursuant to Rule 481(a) under the Securities Act of 1933.


Items in
Part A of
Form N-1A          Prospectus Caption
---------          ------------------

     1             Cover Page

     2             Expense Information

     3             Performance Data

     4             Cover Page
                   The Fund
                   Investment Objective and Policies
                   Investment Restrictions
                   Risk Factors
                   Additional Investment Information

     5             Fund Management and Expenses

     5A            Not Applicable

     6             The Fund
                   Dividends and Taxes
                   Fund Shares
                   Shareholder Services
                   Pricing Shares

     7             How to Buy Shares
                   Pricing Shares
                   Shareholder Services

     8             How to Redeem Shares

     9             Not Applicable

                          KEYSTONE INSTITUTIONAL TRUST
            KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND

Cross-Reference Sheet continued.

Items in
Part B of
Form N-1A          Statement of Additional Information Caption
---------          -------------------------------------------
     10            Cover Page

     11            Table of Contents

     12            Not Applicable

     13            Investment Objective and Policies
                   Investment Restrictions
                   Valuation of Securities
                   Appendix

     14            Trustees and Officers

     15            Additional Information

     16            Investment Adviser
                   Principal Underwriter
                   Additional Information

     17            Brokerage

     18            Declaration of Trust

     19            Valuation of Securities

     20            Distributions and Taxes

     21            Principal Underwriter

     22            Standardized Total Return

     23            Financial Statements

                          KEYSTONE INSTITUTIONAL TRUST
             Keystone Institutional Small Capitalization Growth Fund


                                     PART A

                                   PROSPECTUS

  PROSPECTUS                                                     July 1, 1997


  KEYSTONE INSTITUTIONAL TRUST


  KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND


           Keystone Institutional Trust (the "Trust") is a mutual fund that is authorized to issue more than one series of shares. At this time, the Trust issues only one series of shares, the Keystone Institutional Small Capitalization Growth Fund (the "Fund"), whose goal is long-term growth of capital.

           Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of companies with small market capitalizations. Generally, the Fund intends to invest at least 80% of its net assets in small cap stocks.


           The Fund is designed primarily for institutional investors and certain existing investment advisory clients of Keystone Investment Management Company or any of its affiliates. Fund shares are sold at net asset value without an initial sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Furthermore, the Fund does not charge 12b-1 fees.


           This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.


           Additional information about the Fund is contained in a statement of additional information dated July 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information, write to the Fund at 200 Berkeley Street, Boston, Massachusetts 02116 or call the Fund at (800) 633-4200 x3621.



  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

                               TABLE OF CONTENTS


EXPENSE INFORMATION                                        2
FINANCIAL HIGHLIGHTS                                       3
THE FUND                                                   4
INVESTMENT OBJECTIVE AND POLICIES                          4
INVESTMENT RESTRICTIONS                                    5
RISK FACTORS                                               5
PRICING SHARES                                             6
DIVIDENDS AND TAXES                                        6
FUND MANAGEMENT AND EXPENSES                               7
HOW TO BUY SHARES                                          9
HOW TO REDEEM SHARES                                      10
SHAREHOLDER SERVICES                                      11
PERFORMANCE DATA                                          12
FUND SHARES                                               12
ADDITIONAL INFORMATION                                    12
ADDITIONAL INVESTMENT INFORMATION                          i



                              EXPENSE INFORMATION


       The purpose of the fee table is to assist investors in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; and "Shareholder Services."

SHAREHOLDER TRANSACTION EXPENSES
  Sales Charge                                                    None
  Contingent Deferred Sales Charge                                None
  Exchange Fee                                                    None


       The following tables show for the Fund the estimated annual operating expenses (as a percentage of average net assets), together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming (i) a 5% annual return, and (ii) redemption at the end of each period and, additionally, no redemption at the end of each period.


       You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return, (2) redemption at the end of each period and (3) no redemption:


  ANNUAL FUND OPERATING EXPENSES(1)
Management Fee                   0.80%
12b-1 Fees                       None
Other Expenses                   0.20%
Total Fund Operating Expenses    1.00%



                                EXAMPLES (2)
                   Assuming Redemption at     Assuming no
                       End of Period          Redemption
After 1 Year                $ 10                 $  10
After 3 Years               $ 32                 $  32
After 5 Years               $ 55                 $  55
After 10 Years              $122                 $ 122


AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


(1) Expense ratios are for the Fund's fiscal period ending February 28, 1997 after giving effect to the reimbursement by Keystone Investment Management Company ("Keystone") of expenses in accordance with certain voluntary expense limits. Keystone has voluntarily limited the Fund's annual expenses to 1.00% of the Fund's average daily net assets for the fiscal period ended February 28, 1997. Keystone currently intends to continue the foregoing expense limitation on a month-by-month basis. Keystone may modify or terminate the foregoing expense limitation at any time.

(2) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                              FINANCIAL HIGHLIGHTS


       The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.


(For a share outstanding throughout the period)


                                                                                       PERIOD FROM             PERIOD FROM
                                                                                     JULY 1, 1996 TO       DECEMBER 28, 1995(e)
                                                                                   FEBRUARY 28, 1997(d)      TO JUNE 30, 1996
NET ASSET VALUE BEGINNING OF PERIOD.............................................           $11.65                  $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss.............................................................            (0.04)(c)               (0.03)
Net realized and unrealized gain (loss).........................................            (0.16)                   1.68
  Total from investment operations..............................................            (0.20)                   1.65
LESS DISTRIBUTIONS FROM:
Net realized gain on investments................................................            (0.17)                   0.00
NET ASSET VALUE END OF PERIOD...................................................           $11.28                  $11.65
TOTAL RETURN....................................................................           (1.75%)                 16.50%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses (a)(b).........................................................            1.00%                   1.00%
  Net investment loss (a).......................................................           (0.57%)                 (0.45%)
  Portfolio turnover rate.......................................................             123%                     57%
  Average commission rate paid..................................................         $ 0.0509                $ 0.0847
NET ASSETS END OF PERIOD (THOUSANDS)............................................         $  2,888                $  2,446



(a) Annualized.


(b) Figures are net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the "Ratio of total expenses to average net assets" would have been 2.53% for the eight-months ended February 28, 1997, and 2.81% for the period from December 28, 1995 (Commencement of Operations) to June 30, 1996.


(c) Computed using average shares outstanding throughout the period.


(d) The Fund changed its fiscal year ended from June 30 to the last day in February, effective February 28, 1997.


(e) Commencement of Operations.

THE FUND


       The Fund is a series of The Trust, which is an open-end, diversified management investment company, commonly known as a mutual fund. The Trust was formed as a Massachusetts business trust on November 30, 1995. Keystone Investment Management Company ("Keystone") is the Fund's investment adviser.


INVESTMENT OBJECTIVE AND POLICIES

       The Fund's investment objective is to provide shareholders with long-term growth of capital. Under normal circumstances, the Fund invests, at least 65% of its total assets in equity securities of companies with small market capitalizations. Generally, the Fund intends to invest at least 80% of its net assets in the stocks of companies with market capitalizations that are generally less than $1 billion and more than $100 million ("small companies") at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small companies for this purpose; however, the Fund intends to sell securities of companies whose capitalizations fall below $50 million or rise above $2 billion.

       Under normal economic conditions, the Fund's strategy is to remain essentially fully invested with cash reserves below 5% of its market value. However, if market conditions warrant, the Fund may adopt a more defensive strategy to preserve shareholders' capital by investing in money market investments. Such instruments, which must mature within one year of their purchase, consist of United States ("U.S.") government securities; instruments, including certificates of deposit, demand and time deposits and bankers' acceptances, of banks that are members of the Federal Deposit Insurance Corporation and have at least $1 billion in assets as of the date of their most recently published financial statements; and prime commercial paper. When the Fund invests for defensive purposes, it seeks to limit the risk of loss of principal and is not pursuing its investment objective.


       The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities. At this time, the Fund (1) treats as illiquid securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limits its holdings of such securities to 10% of the Fund's net assets.


       The Fund may invest in restricted equity securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Fund's Rule 144A securities. The Board monitors Keystone's implementation of such guidelines and procedures.

       At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.

       The Fund may enter into repurchase agreements and reverse repurchase agreements. In addition, the Fund may lend its portfolio securities. The Fund retains the right to buy stock index futures as a means for increasing or decreasing market exposure but not for leverage.

       For further information about the types of investments and investment techniques available to the Fund and the associated risks, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus and the statement of additional information.

       Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.


       The investment objective of the Fund cannot be changed, without the vote of the holders of a majority of the Fund's outstanding shares as defined in the Investment Company Act of 1940, as amended ("1940 Act"), which means the lesser of (1) 67% of the Shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority").

INVESTMENT RESTRICTIONS


       The Fund has adopted the fundamental investment restrictions summarized below, which may not be changed without the approval of a 1940 Act Majority of the Fund's outstanding shares. These restrictions and certain other fundamental restrictions are set forth in the statement of additional information.


       The Fund may not do the following: (1) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities), except that up to 25% of its total assets may be invested without regard to this limit; and (2) borrow money, except that the Fund may (a) borrow from any bank, provided that, immediately after any such borrowing there is asset coverage of at least 300% for all borrowings; (b) borrow for temporary purposes only and in an amount not exceeding 5% of the value of the Fund's total assets, computed at the time of borrowing; or (c) enter into reverse repurchase agreements, provided that, immediately after entering into any such agreements, there is asset coverage of at least 300% of all bank borrowings and reverse repurchase agreements.

RISK FACTORS


       Like any investment, your investment in the Fund involves an element of risk. Before you buy shares of the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.


       The Fund seeks to provide long-term growth of capital by investing principally in equity securities of small companies. The Fund is best suited to institutional investors who can afford to maintain their investments over a relatively long period of time, and who are seeking a fund which is aggressive and has the potential for high returns. The Fund involves a high degree of risk and is not an appropriate investment for conservative investors who are seeking preservation of capital and/or income.

       Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.

FUND RISKS

       Investing in growth companies with small market capitalizations involves greater risk than investing in larger companies. Small company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small companies may be less marketable than older, larger companies.

       A need for cash due to large liquidations from the Fund when the prices of small company stocks are declining could result in losses to the Fund.

       Investing in the Fund involves the risk common to investing in any security; that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or expectations about those securities. The net asset value of the Fund's shares will change accordingly.

OTHER CONSIDERATIONS

       The Fund, which normally invests at least 65% of its assets in small company stocks does not, by itself, constitute a balanced investment plan. The Fund may be appropriate as part of an overall investment program. Investors may wish to consult their financial advisers or consultants when considering what portion of their total assets to invest in small company stocks.

PRICING SHARES


       The Fund computes its net asset value as of the close of trading (currently 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open. However, the Fund does not compute its net asset value on days when changes in the value of the Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share is arrived at by determining the value of all of the Fund's assets, subtracting its liabilities and dividing the result by the number of its outstanding shares.


       Current values for the Fund's portfolio securities are generally determined as follows:

       1. securities that are traded on a national securities exchange or on the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred;

       2. securities traded in the over-the-counter market, other than NMS, are valued at the mean of the bid and asked prices at the time of valuation;


       3. short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;



       4. short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value;



       5. short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and



       6. (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


DIVIDENDS AND TAXES


       The Fund has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund qualifies as a RIC if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a RIC when it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.



       If the Fund qualifies as a RIC and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.


       The Fund distributes its net income and net capital gains to its shareholders at least annually. Fund distributions are payable in shares of the Fund or, at the shareholder's option (which must be exercised before the record date for the distribution), in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.

       Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains distributions are taxable as ordinary income. Net long-term gains dividends are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received.

       Any taxable dividend declared in October, November, or December to shareholders of record in such month and paid by the following January 31 will be includable in the taxable income of the shareholders as if paid on December 31 of the year in which the dividend was declared.

       Dividends and distributions may also be subject to state and local taxes. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.


       In the event the Trust establishes additional Funds, each Fund will be considered, and intends to qualify as, a separate RIC.


FUND MANAGEMENT AND EXPENSES

BOARD OF TRUSTEES

       Under Massachusetts law, the Trust's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Trust's Board of Trustees, Keystone provides investment advice, management and administrative services to the Trust and the Fund.

INVESTMENT ADVISER


       Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.



       Keystone is an indirect wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the U.S. based on total assets as of March 31, 1997.



       First Union, is headquartered in Charlotte, North Carolina, and had $137 billion in consolidated assets as of March 31, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The Capital Management Group of FUNB, Keystone and Evergreen Asset Management Corp., a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $62 billion in assets as of March 31, 1997, belonging to a wide range of clients, including the Evergreen Keystone funds.



       Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund and provides all necessary office space, facilities and equipment.



       The Fund pays Keystone a fee for its services at the annual rates set forth below:



                                                                  AGGREGATE
                                                            NET ASSET VALUE
MANAGEMENT                                                    OF THE SHARES
FEE                                                             OF THE FUND
0.80% of the first                                       $100,000,000, plus
0.75% of the next                                        $150,000,000, plus
0.65% of amounts over                                    $250,000,000



computed as of the close of business each business day and payable monthly.



       For the fiscal period ended February 28, 1997, the Fund paid or accrued to Keystone investment management and administrative services fees of $13,266, which represented 0.80%, of the Funds average daily net asset value during the period.


       An advisory fee of 0.80% is higher than that paid by general equity funds. However, the Fund believes that its advisory fee is comparable to that of other small company growth equity funds.


       The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only so long as such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of Trustees who are not interested persons of the Trust, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust on behalf of the Fund or Keystone or may be terminated by a vote of the Fund's shareholders. The Advisory Agreement will terminate automatically upon its assignment.


PRINCIPAL UNDERWRITER



       Evergreen Keystone Distributor, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD"), a subsidiary of The BISYS Group, Inc., which is not affiliated with First Union, is now the Fund's principal underwriter. EKD replaced Fiduciary Investment Company, Inc. ("FICO") as the Fund's principal underwriter. FICO may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters or distributors of mutual fund shares. EKD is located at 125 West 55th Street, New York, New York 10019.



SUB-ADMINISTRATOR



       BISYS Fund Services ("BISYS"), an affiliate of EKD, principal underwriter the Fund, serves as sub-administrator to the Fund. For its services, BISYS is entitled to receive a fee from Keystone calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds for which FUNB affiliates serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:



                                    AGGREGATE AVERAGE DAILY NET ASSETS
                                                       OF MUTUAL FUNDS
                                       FOR WHICH ANY AFFILIATE OF FUNB
                                      SERVES AS INVESTMENT ADVISER AND
SUB-ADMINISTRATOR FEE      FOR WHICH BISYS SERVES AS SUB-ADMINISTRATOR
0.0100%                                        on the first $7 billion
0.0075%                                         on the next $3 billion
0.0050%                                        on the next $15 billion
0.0040%                             on assets in excess of $25 billion



       The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $29.2 billion as of February 28, 1997.



PORTFOLIO MANAGEMENT



       Thomas Holman has been a Vice President and Portfolio Manager of the Fund since joining Keystone in January, 1997. Prior to joining Keystone, Mr. Holman was an investment officer and securities analyst at Invista Capital Management, Inc. ("Invista"), Des Moines, Iowa, from 1993 to 1997. Mr. Holman manages the Fund in conjunction with the Keystone Small Cap Growth Team. The Small Cap Growth Team is headed by J. Gary Craven, a Keystone Senior Vice President. Prior to joining Keystone in 1996, Mr. Craven was Vice President and Portfolio Manager of Invista. He joined Invista in 1987 as a Securities Analyst. Rounding out the Small Cap Growth Team is Margery C. Parker. Ms. Parker has been a Keystone Vice President and Portfolio Manager since 1993, and has been an equity investment professional with Keystone since 1988.


FUND EXPENSES

       The Fund will pay all of its expenses. In addition to the investment advisory and management fees discussed above, the principal expenses that the Fund is expected to pay include, but are not limited to, expenses of its transfer, dividend disbursing and shareholder servicing agent and its custodian; fees of its independent auditors and legal counsel to the Independent Trustees; fees of the Independent Trustees; expenses of shareholders' and Trustees' meetings; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; expenses of preparing, printing and mailing Fund reports, prospectuses, notices, and proxy material; and certain extraordinary expenses. In addition to such expenses, the Fund pays its brokerage commissions, interest charges and taxes.

       For the fiscal period ended February 28, 1997, after an expense reimbursement, the Fund paid 1.00% of its average net assets in expenses. In accordance with the voluntary expense limitation, for the same period, Keystone reimbursed the Fund $25,490.



       Keystone has voluntarily limited the expenses of the Fund to 1.00% of average daily net assets through February 28, 1997. Keystone intends to continue the foregoing expense limitation on a month-by-month basis thereafter. After February 28, 1997, Keystone may modify or terminate the foregoing expense limitation.



       During the fiscal period ended February 28, 1997, the Fund paid or accrued to Evergreen Keystone Service Company ("EKSC") (formerly Keystone Investor Resource Center, Inc.), the Fund's transfer and dividend disbursing agent, fees in the amount of $1,000. EKSC is an indirect wholly-owned subsidiary of FUNB and is located at 200 Berkeley Street, Boston, MA 02116-5034.


SECURITIES TRANSACTIONS

       Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. Due to the limited marketability of small company stocks, the portfolio manager and trading desk employees may also utilize crossing networks to minimize transaction costs, especially in over-the-counter securities.

       Under certain circumstances, the Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.

PORTFOLIO TURNOVER


       The Fund's portfolio turnover rates for the fiscal periods ended February 28, 1997 and June 30, 1996 were 123% and 57%, respectively. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders. For further information about brokerage and distributions, see the statement of additional information.



CODE OF ETHICS



       The Trust has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.


HOW TO BUY SHARES


       You may purchase shares of the Fund through EKD.



       The Fund's shares are sold at the public offering price, which is equal to the net asset value per share next computed after the Fund receives the purchase order. The initial purchase must be at least $2,000,000, which may be waived in certain situations. The Fund will accommodate multiple shareholder accounts for an investor as small as $25,000 provided that the investor's aggregate investment in the Fund is at least $2,000,000 or that the investor is an existing advisory client of Keystone. This provision for client subaccounts is intended to accommodate certain investors that require separate subaccounts for tax purposes. Subsequent purchases by an investor must be at least $100,000. Purchase payments are fully invested at net asset value. Shares of the Fund are sold without a sales charge at the time of purchase and are not subject to any charge at the time of redemption.



       Shares of the Fund are available only to institutional investors, and certain existing investment advisory clients of Keystone, EKD, or any of their affiliates.


       Shares are held in "open accounts," i.e., they are credited to the shareholder's account on the Fund's books. No certificates are issued. All orders for the purchase of shares are subject to acceptance by the Fund, which has the right to reject any order.

       Shares become entitled to income distributions declared on the first business day following receipt by the Fund's transfer agent of payment for the shares.

PURCHASES IN KIND

       The Fund may, in its discretion, require that proposed investments of $5 million or more in the Fund be made in kind. This requirement is intended to minimize the effect of transaction costs on existing shareholders of the Fund. Such transaction costs, which may include broker's commissions and taxes or governmental fees, may, in such event, be borne by the proposed investor in shares of the Fund. Under these circumstances, the Fund would inform the investor of the securities and amounts that are acceptable to the Fund. The securities would then be purchased and then accepted by the Fund at their then market value in return for shares in the Fund of an equal value.

OPENING AN ACCOUNT


       First, telephone EKSC, toll free at 1-800-633-2700 to open an account and obtain an account or wire identification number.


       Second, arrange with your bank to wire federal funds to the Fund's custodial bank at the following address (please include your account number):

       State Street Bank and Trust Company
       Boston, Massachusetts
       ABA 011000028 Attn: Mutual Fund Division
       For incoming wire A/C 0127-654-2
       For credit to Keystone Institutional Small
         Capitalization Growth Fund
       Client Name and/or Account Number

       Third, complete and sign the Account Application and mail it to:


       Evergreen Keystone Service Company
       P.O. Box 2121
       Boston, Massachusetts 02106-2121



       If EKSC deems it appropriate, additional documentation or verification of authority may be required, especially with respect to trust funds and taxable investors.



       Information on how to wire federal funds is available at any national bank or any state bank that is a member of the Federal Reserve System. The bank may charge fees for these services. Presently, there is no fee for receipt by EKSC of federal funds wired, but the right to charge for this service is reserved.


HOW TO REDEEM SHARES

       Shares of the Fund may be redeemed at net asset value by mail or by using the telephone or telecommunication redemption privilege.

MAIL REDEMPTIONS


       Shares may be redeemed on each day on which the Exchange is open by mailing a written request to EKSC at the following address:



       Evergreen Keystone Service Company
       P.O. Box 2121
       Boston, Massachusetts 02106-2121



       Signatures on written requests must be PROPERLY GUARANTEED by a U.S. stock exchange member, a bank or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and EKSC's policies, when the circumstances of such redemptions indicate that guaranteed signatures are appropriate, in the judgment of the Fund or EKSC, for the protection of the Fund, its shareholders and EKSC. The Fund and EKSC may not only waive this requirement, but also may require additional documentation in certain cases.

TELEPHONE OR TELECOMMUNICATION REDEMPTIONS


       Shares may be redeemed on each day on which the Exchange is open for business by telephone (toll free 1-800-633-2700), mailgram, facsimile or other request not bearing a signature and a signature guarantee to EKSC.


       Shareholders must complete and sign an Account Application, including the Redemption Authorization.


       Redemption proceeds will be wired in federal funds only to the commercial bank (and account number) designated by the shareholder on the Account Application. If EKSC deems it appropriate, additional documentation may be required. Although at present EKSC pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.



       Except as otherwise noted, neither the Fund, EKSC nor EKD assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over the telephone are genuine including recording verbal instructions. Neither the Fund, EKSC nor EKD will be liable when following instructions received by telephone that EKSC reasonably believes to be genuine.


       The Fund computes the amount due a shareholder at the close of the Exchange at the end of the business day on which it has received all proper documentation. Payment will be made promptly and, in any event, within seven days after a properly completed redemption request is received, subject to suspension of the right of redemption or extension of the date for payment when
(1) the Exchange is closed, other than customary weekend and holiday closings;
(2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.


       Any change in the shareholder's bank account designated to receive redemption proceeds must be made in an Account Application signed by the shareholder (WITH SIGNATURES PROPERLY GUARANTEED IN THE MANNER DESCRIBED ABOVE) and delivered to EKSC at the address above.


       If a shareholder redeems all the shares in an account, the shareholder will receive, in addition to the value thereof, all declared but unpaid distributions thereon.

GENERAL

       The Fund reserves the right, at any time, to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail.

SHAREHOLDER SERVICES


       Details on all shareholder services may be obtained from EKSC by calling toll free 1(800)633-2700 or from EKD by writing to EKD at 125 W. 55th Street, New York, New York 10019.


SHAREHOLDER ACCOUNTS

       Each investor will automatically have established an account under which it will receive a statement showing details of all transactions, including the current balance of full and fractional shares in the account.

SUBACCOUNTS


       Special processing has been arranged with EKSC for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail itself of EKSC's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

PERFORMANCE DATA


       From time to time, the Fund may discuss "total return" and "current yield." ALL DATA IS BASED ON HISTORICAL RESULTS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME. Total return refers to average annual compounded rate of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting figure assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts.


       Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period. Due to the nature of this Fund, dividends and current yield will be minimal.

       The Fund may also include comparative performance information in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., PIPER, Nelson Publications, Inc., or other industry sources.

FUND SHARES

       The Trust currently issues shares of only one series of shares, the Fund. The Fund currently issues one class of shares, which participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are redeemable, transferable and freely assignable as collateral. The Trust is authorized to issue additional series or classes of shares.

       Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by series or class. The Trust is not required by its Declaration of Trust to hold annual meetings. However, the Trust intends to hold meetings at least annually. The Trust will have special meetings from time to time as required under its Declaration of Trust and under the 1940 Act. As provided in the Trust's Declaration of Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. As prescribed by Section 16(c) of the 1940 Act, shareholders may be eligible for shareholder communication assistance in connection with the special meeting.

       Under Massachusetts law, it is possible that a Fund shareholder may be held personally liable for the Trust's obligations. The Trust's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Trust's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Trust's obligations. Disclaimers of such liability are included in each Trust and Fund agreement.

ADDITIONAL INFORMATION

       When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

       Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                       ADDITIONAL INVESTMENT INFORMATION

       The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

REPURCHASE AGREEMENTS

       The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be credit-worthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund intends only to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

       Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price.

LOANS OF SECURITIES TO BROKER-DEALERS


       The Fund may lend securities to broker-dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral at all times at least equal in value to the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if, as a result, the aggregate of all outstanding securities loans exceeds one-third of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of the Fund, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

STOCK INDEX FUTURES

       The Fund may purchase stock index futures as a means for increasing or decreasing market exposure, but not for leverage, in furtherance of its investment objective. Stock index futures are derivatives.

Derivatives-Generally. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

       Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objective and policies.

       Derivatives may be (1) standardized, exchange-traded contracts, or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

       There are four principal types of derivative instruments -- options, futures, forwards and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding futures transactions, is provided later in this section and is provided in the Fund's statement of additional information. The Fund does not presently engage in the use of forwards or swaps.

       While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

       *MARKET RISK -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

       *MANAGEMENT RISK -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

       *CREDIT RISK -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a counterparty) to comply with the terms of the derivative contract. The credit risk for exchange traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

       *LIQUIDITY RISK -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

       *LEVERAGE RISK -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

       *OTHER RISKS -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Futures Transactions. The Fund may enter into financial futures contracts based on securities indices and may write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund may enter into other types of futures contracts that may become available and relate to securities held by the Fund. A futures contract is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated. The Fund will "cover" its futures contracts obligations by maintaining in a segregated account with its custodian the securities underlying the contract or liquid assets, such as cash, U.S. Government securities or other appropriate high grade debt obligations, sufficient in amount to satisfy the Fund's contract obligations.

       The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the Fund's contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by Keystone to be a favorable price and rate of return for securities the Fund intends to purchase. The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

       The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case, it would continue to bear market risk on the transaction.

       Although futures and related options transactions are intended to enable the Fund to manage market risk, unanticipated changes in market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts market movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

       The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

  INVESTMENT ADVISERS
  Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034


  CUSTODIAN
  State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

  TRANSFER AGENT
  Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121

  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036


  INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110


  DISTRIBUTOR


  Evergreen Keystone Distributor, Inc., 125 West 55th Street, New York, New York 10019


                                                                     536115REV02

                          KEYSTONE INSTITUTIONAL TRUST
             Keystone Institutional Small Capitalization Growth Fund


                                     PART B


                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                          KEYSTONE INSTITUTIONAL TRUST
             KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND

                                  JULY 1, 1997

         This statement of additional information ("SAI") is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Institutional Trust (the "Trust") relating to its series of shares named Keystone Institutional Small Capitalization Growth Fund (the "Fund") dated July 1, 1997. A copy of the prospectus may be obtained from Evergreen Keystone Distributor, Inc., the Fund's principal underwriter, or your broker-dealer. See "Service Providers" below.




                                TABLE OF CONTENTS
                                                                  Page

The Trust and the Fund...............................................2

Service Providers....................................................2

Investment Restrictions..............................................3

Valuation of Securities..............................................4

Brokerage............................................................4

Distributions and Taxes..............................................6

Trustees and Officers................................................6

Investment Adviser..................................................10

Principal Underwriter...............................................11

Sub-administrator...................................................12

Declaration of Trust................................................12

Expenses ...........................................................14

Standardized Total Return...........................................14

Financial Statements................................................15

Additional Information..............................................15

Appendix ..........................................................A-1


20135

                             THE TRUST AND THE FUND


         The Trust is an open-end, diversified management investment company that is authorized to issue more than one series of shares. At this time, the Trust issues only one series of shares, the Fund. The Fund's investment objective is to provide shareholders with long-term growth of capital. It is the Fund's policy to invest its assets as fully as practicable.



                                SERVICE PROVIDERS


SERVICE                                        PROVIDER
-----------------------------------------      -----------------------------------------------------------------------
Investment adviser (referred to                Keystone Investment Management Company, 200 Berkeley
in this SAI as "Keystone")                     Street, Boston, Massachusetts 02116. (Keystone is a
                                               wholly-owned subsidiary of First Union Keystone, Inc.,
                                               (formerly Keystone Investments, Inc.) ("First Union
                                               Keystone") also located at 200 Berkeley Street, Boston,
                                               Massachusetts 02116.)

Principal underwriter ( referred               Evergreen Keystone Distributor, Inc. (formerly Evergreen
to in this SAI as "EKD")                       Funds Distributor, Inc.), 125 W. 55th Street, New York,
                                               New York 10019.

Sub-administrator (referred to in              BISYS Fund Services, Inc., 125 W. 55th Street, New York,
this SAI as "BISYS")                           New York 10019.

Transfer and dividend                          Evergreen Keystone Service Company  (formerly  Keystone
disbursing agent (referred to in               Investor Resource Center, Inc.), 200 Berkeley Street, Boston,
this SAI as "EKSC")                            Massachusetts 02116. (EKSC is a wholly-owned subsidiary
                                               of Keystone.)

Independent auditors                           KPMG Peat  Marwick LLP, 99 High Street, Boston, Massachusetts
                                               02110, Certified Public Accountants.

Custodian                                      State Street Bank and Trust Company, 225 Franklin
                                               Street, Boston, Massachusetts 02110.



20135
                                                         2

                             INVESTMENT RESTRICTIONS


FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the fundamental investment restrictions set forth below, which may not be changed without the vote of a majority of the Fund's outstanding voting shares (as defined in the Investment Company Act of 1940 ("1940 Act") which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares). Unless otherwise stated, all references to Fund assets are in terms of current market value.

         The Fund may not do the following:

         (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, all as determined at the time of purchase; provided that these limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities;

         (2) concentrate its investments in the securities of issuers in any one industry other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

         (3) borrow money, except that the Fund may (a) borrow from any bank, provided that, immediately after any such borrowing there is asset coverage of at least 300% for all borrowings; (b) borrow for temporary purposes only and in an amount not exceeding 5% of the value of the Fund's total assets, computed at the time of borrowing; or (c) enter into reverse repurchase agreements, provided that, immediately after entering into any such agreements, there is asset coverage of at least 300% of all bank borrowings and reverse repurchase agreements;

         (4) issue senior securities, except that the Fund may (a) make permitted borrowings of money; (b) enter into firm commitment agreements and collateral arrangements with respect to the writing of options on securities and engage in permitted transactions in futures and options thereon and forward contracts; and (c) issue shares of any additional permitted classes or series;

         (5) engage in the business of underwriting securities issued by other persons, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio investments;

         (6) invest in real estate or commodities, except that the Fund may (a) invest in securities directly or indirectly secured by real estate and interests therein and securities of companies that invest in real estate and interests therein, including mortgages and other liens; and (b) enter into financial futures contracts and options thereon for hedging purposes and enter into forward contracts; or

         (7) make loans, except that the Fund may (a) make, purchase, or hold publicly and nonpublicly offered debt securities (including convertible securities) and other debt investments, including loans, consistent with its investment objective; (b) lend its portfolio securities to broker-dealers; and
(c) enter into repurchase agreements.


20135
                                                         3

                             VALUATION OF SECURITIES


         Current value for the Fund's securities are generally determined as follows:

         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred;

         (2) securities traded in the over-the-counter market, other than on NMS are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at current market value;

         (4) short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         (6) securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.



                                    BROKERAGE


SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Fund, Keystone seeks the best execution of orders at the most favorable prices. Keystone determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

         1.       overall direct net economic result to the Fund;

         2.       the efficiency with which the transaction is effected;

         3. the broker's ability to effect the transaction where a large block is involved;

         4. the broker's readiness to execute potentially difficult transactions in the future;

         5.       the financial strength and stability of the broker; and

20135
                                                         4

         6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information ("research services.")

         The Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         Should the Fund or Keystone receive research services from a broker, the Fund would consider such services to be in addition to, and not in lieu of, the services Keystone is required to perform under the Advisory Agreement. Keystone believes that the cost, value and specific application of research services are indeterminable and cannot be practically allocated between the Fund and its other clients who may indirectly benefit from the availability of research services. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for Keystone's other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with
Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Fund.

         Neither   the  Fund  nor   Keystone   intends  on  placing   securities
transactions with any particular broker. The Fund's Board of Trustees has determined, however, that the Fund may consider sales of Fund shares as a factor when selecting of brokers to execute portfolio transactions, subject to the requirements of best execution described above.

BROKERAGE COMMISSIONS

         Generally, the Fund expects to purchase and sell its securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down. Where it effects transactions in the over the counter market, the Fund will deal with primary market makers, unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

         In order to take advantage of the availability of lower purchase prices, the Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities.

         Keystone makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that Keystone will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, Keystone will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions.

         The Fund does not purchase portfolio securities from or sell portfolio securities to Keystone, EKD or any of their affiliated persons, as defined in the 1940 Act.

         The Board of Trustees periodically reviews the Fund's brokerage policy. In the event of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.

20135
                                                         5

                           DISTRIBUTIONS AND TAXES


         The Fund distributes to its shareholders dividends from net investment income and net realized capital gains at least annually in shares or, at the option of the shareholder, in cash. Distributions are taxable whether received in cash or additional shares. (Distributions of ordinary income may be eligible in whole or in part for the corporate 70% dividends received deduction.) Shareholders who have not opted, prior to the record date for any distribution, to receive cash will have the number of distributed shares determined on the basis of the Fund's net asset value per share computed at the end of the day on the ex-dividend date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks as appropriate will be mailed to shareholders by the 15th of the appropriate month. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future gains and income distributions in shares.
Instructions continue in effect until changed in writing.

         Distributed long-term capital gains are taxable as such to the shareholder regardless of the period of time Fund shares have been held by the shareholder. However, if such shares are held less than six months and redeemed at a loss, the shareholder will recognize a long-term capital loss on such shares to the extent of the long-term capital gain distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.

         When the Fund makes a distribution, it intends to distribute only the Fund's net capital gains and such income as has been predetermined to the best of the Fund's ability to be taxable as ordinary income. Shareholders of the Fund will be advised annually of the federal income tax status of distributions.



                              TRUSTEES AND OFFICERS


         Trustees and officers of the Trust, their principal occupations and some of their affiliations over the last five years are as follows:



FREDERICK  AMLING:                  Trustee  of the  Trust;  Trustee or Director  of  29  other  Evergreen
                                    Keystone funds; Professor, Finance Department, George Washington
                                    University;  President,  Amling & Company  (investment   advice);
                                    and  former Member, Board of Advisers, Credito Emilano (banking).

LAURENCE B. ASHKIN:                 Trustee of the Trust; Trustee or Director of all Evergreen Keystone
                                    funds other than Evergreen Investment Trust; real estate developer and construction consultant; and President of Centrum Equities and
                                    Centrum Properties, Inc.


20135
                                                         6




CHARLES A. AUSTIN III:              Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Investment Counselor to Appleton Partners, Inc.; and former
                                    Managing Director, Seaward Management Corporation (investment ad vice).

FOSTER BAM:                         Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds other than Evergreen Investment Trust; Partner in the law firm of Cummings & Lockwood; Director, Symmetrix, Inc. (sulphur company)
                                    and Pet Practice, Inc. (veterinary services); and former Director,
                                    Chartwell Group Ltd. (Manufacturer of office furnishings and accessories), Waste Disposal Equipment Acquisition Corporation and
                                    Rehabilitation Corporation of America (rehabilitation hospitals).

*GEORGE S. BISSELL:                 Chief Executive Officer of the Trust and of 29 other Evergreen Keystone funds; Chairman of the Board and Trustee of the Trust; Chairman of the
                                    Board and Trustee or Director of all Evergreen Keystone funds;
                                    Chairman of the Board and Trustee of Anatolia College; Trustee of
                                    University Hospital (and Chairman of its Investment Committee);
                                    former Director and Chairman of the Board of Hartwell Keystone
                                    Advisers, Inc.; and former Chairman of the Board, Director and Chief
                                    Executive Officer of Keystone Investments, Inc.

EDWIN D. CAMPBELL:                  Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Principal, Padanaram Associates, Inc.; and former Executive Di rector, Coalition of Essential Schools, Brown University.

CHARLES F. CHAPIN:                  Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD:                     Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Trustee, Treasurer and Chairman of the Finance Committee,
                                    Cambridge College; Chairman Emeritus and Director, American
                                    Institute of Food and Wine;  Chairman and President, Oldways
                                    Preservation and Exchange Trust (education); former Chairman of the
                                    Board, Director, and Executive Vice President, The London Harness
                                    Company; former Managing Partner, Roscommon Capital Corp.; former
                                    Chief Executive Officer, Gifford Gifts of Fine Foods; former Chairman,
                                    Gifford, Drescher & Associates (environmental consulting); and former
                                    Director, Keystone Investments and Keystone.

JAMES S. HOWELL:                    Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; former Chairman of the Distribution Foundation for the
                                    Carolinas; and former Vice President of Lance Inc. (food manufacturing).

LEROY KEITH, JR.:                   Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Chairman of the Board and Chief Executive Officer, Carson
                                    Products Company; Director of Phoenix Total Return Fund and Equifax,
                                    Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and
                                    The Phoenix Big Edge Series Fund; and former President, Morehouse
                                    College.

F. RAY KEYSER, JR.:                 Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone

20135
                                                         7


                                    funds;  Chairman  and  Of  Counsel,  Keyser, Crowley & Meub,  P.C.;  Member,  Governor's
                                    (VT) Council of Economic Advisers;  Chairman of the Board and Director,  Central  Vermont
                                    Public   Service   Corporation   and   Lahey Hitchcock Clinic;  Director,  Vermont Yankee
                                    Nuclear  Power   Corporation,   Grand  Trunk Corporation,  Grand Trunk Western  Railroad,
                                    Union  Mutual Fire  Insurance  Company,  New England Guaranty  Insurance  Company,  Inc.,
                                    and the Investment Company Institute; former Director    and    President,     Associated
                                    Industries  of Vermont;  former  Director of Keystone,  Central  Vermont  Railway,  Inc.,
                                    S.K.I.  Ltd., and Arrow Financial Corp.; and former  Director  and Chairman of the Board,
                                    Proctor Bank and Green Mountain Bank.

GERALD M. MCDONNELL:                Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; Trustee or Director of all of the funds in the Evergreen Family of
                                    Funds; and Sales Representative with Nucor-Yamoto, Inc. (Steel producer).

THOMAS L. MCVERRY:                  Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; former Vice President and Director of Rexham Corporation; and
                                    former Director of Carolina Cooperative Federal Credit Union.

*WILLIAM WALT PETTIT:               Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:                Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Vice Chair and former Executive Vice President, DHR Interna tional, Inc. (executive recruitment); former Senior Vice President,
                                    Boyden International Inc. (executive recruitment); and Director,
                                    Commerce and Industry Association of New Jersey, 411 International,
                                    Inc., and J&M Cumming Paper Co.

RUSSELL A.
     SALTON, III MD:                Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; Medical Director, U.S. Health Care/Aetna Health Services; and
                                    former Managed Health Care Consultant; former President, Primary
                                    Physician Care.

MICHAEL S. SCOFIELD:                Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; and Attorney, Law Offices of Michael S. Scofield.

RICHARD J. SHIMA:                   Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Chairman, Environmental Warranty, Inc. (insurance agency);
                                    Executive Consultant, Drake Beam Morin, Inc. (executive
                                    outplacement); Director of Connecticut Natural Gas Corporation,
                                    Hartford Hospital, Old State House Association, Middlesex Mutual
                                    Assurance Company, and Enhance Financial Services, Inc.; Chairman,
                                    Board of Trustees, Hartford Graduate Center; Trustee, Greater Hartford
                                    YMCA; former Director, Vice Chairman and Chief Investment Officer,
                                    The Travelers Corporation; former Trustee, Kingswood-Oxford School;
                                    and former Managing Director and Consultant, Russell Miller, Inc.

ANDREW J. SIMONS:                   Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone

20135
                                                         8

                                    funds; Partner,  Farrell,  Fritz, Caemmerer, Cleary, Barnosky & Armentano,  P.C.; Adjunct
                                    Professor of Law and former  Associate Dean, St. John's University School of Law; Adjunct
                                    Professor of Law,  Touro  College  School of Law; and former President, Nassau County Bar
                                    Association.

JOHN J. PILEGGI:                    President and Treasurer of the Trust; President and Treasurer of all
                                    other Evergreen Keystone funds; Senior Managing Director, Furman
                                    Selz LLC since 1992; Managing Director from 1984 to 1992; Consultant to BISYS Fund Services since 1996; 230 Park Avenue, Suite 910, New
                                    York, NY.

GEORGE O. MARTINEZ:                 Secretary of the Trust; Secretary of all other  Evergreen Keystone funds;
                                    Senior  Vice  President   and  Director  of Administration and  Regulatory   Services,
                                    BISYS Fund  Services;   Vice President/Assistant  General  Counsel,
                                    Alliance  Capital  Management  from  1988 to 1995; 3435 Stelzer Road, Columbus, Ohio.

* This Trustee may be considered an "interested person" of the Trust within the meaning of the 1940 Act.

         For the fiscal period ended February 28, 1997, none of the affiliated or Independent Trustees and officers of the Trust received any direct remuneration from the Trust. For the year ending February 28, 1997, fees paid to Independent Trustees on a fund complex wide basis (which included approximately 60 mutual funds) were approximately $461,816. On May 31, 1997, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the Fund's then outstanding shares.

         Except as set forth above, the address of all the Fund's Trustees and officers is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Set forth below for each of the Trustees receiving in excess of $60,000 for the year ended February 28, 1997, is the aggregate compensation paid to such Trustee by the Evergreen-Keystone Funds:

                                                             Total Compensation
                              Aggregate                      From Registrant and
                              Compensation                   Fund Complex Paid
Name                          From Registrant                To Trustee

James S. Howell               $0                             $67,200
Thomas McVerry                $0                             $60,200
Russell A Salton,III M.D.     $0                             $62,200
Michael Scofield              $0                             $62,200





                               INVESTMENT ADVISER


         Subject to the general supervision of the Trust's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.

20135
                                                         9

         On December 11, 1996, the predecessor corporation to First Union Keystone, Keystone Investments, Inc. ("Keystone Investments") and indirectly each subsidiary of Keystone Investments, including Keystone, were acquired (the "Acquisition") by First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the name "First Union Keystone" and succeeded to the business of the predecessor corporation. Contemporaneously with the Acquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD, a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"). The new investment advisory agreement (the "Advisory Agreement") was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996. As a result of the above transactions, Keystone Management, Inc. ("Keystone Management"), which, prior to the Acquisition, acted as the Fund's investment manager, no longer acts as such to the Fund. Keystone currently provides the Fund with all the services that may previously have been provided by Keystone Management.

         First Union Keystone and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $140 billion in consolidated assets as of December 31, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB, Keystone and Evergreen Asset Management Corp., a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $60 billion in assets as of December 31, 1996, belonging to a wide range of clients, including the Evergreen Keystone Family of Funds.

         Pursuant to the Advisory Agreement and subject to the supervision of the Trust's Board of Trustees, Keystone furnishes to the Fund investment
advisory,   management  and  administrative  services,  office  facilities,  and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. Keystone pays for all of the expenses incurred in connection with the provision of its services.

         All charges and expenses, other than those specifically referred to as being borne by Keystone, will be paid by the Fund, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and independent auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plans; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the Commission or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Fund on matters relating to the Fund; and
(14) charges and expenses of filing annual and other reports with the Commission and other authorities, and all extraordinary charges and expenses of the Fund.

20135
                                                        10

         The Fund pays Keystone a fee at the end of each month for its services consisting of an amount calculated as set forth below:

                                                Aggregate Net Asset
Management                                      Value of the Shares
Fee                                                     of the Fund
-------------------------------------------------------------------


0.80% of the first                              $ 100,000,000, plus
0.75% of the next                               $ 150,000,000, plus
0.65% of the next                               $ 250,000,000

         Under the Advisory Agreement, any liability of Keystone in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its assignment.



                              PRINCIPAL UNDERWRITER


         The Fund has entered into a Principal Underwriting Agreement (the "Underwriting Agreement") with EKD. EKD, which is not affiliated with First Union, replaces Fiduciary Investment Company, Inc. ("FICO") as the Fund's principal underwriter. FICO may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares.

         EKD, as agent, has agreed to use its best efforts to find purchasers for the shares. EKD may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EKD will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Independent Trustees, and (ii) by vote of a majority of the Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its assignment.


20135
                                                        11

         From time to time, if, in EKD's judgment, it could benefit the sales of Fund shares, EKD may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software and Fund data files.



                                SUB-ADMINISTRATOR


         BISYS provides personel to serve as officers of the Fund, and provides certain administrative services to the Fund pursuant to a sub-administrator agreement. For its services under that agreement, BISYS receives from Keystone a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by BISYS for which FUNB affiliates also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:


                             Aggregate Average Daily Net Assets Of Mutual Funds
Sub-Administrator              Administered By BISYS For Which Any Affiliate Of
Fee                                           FUNB Serves As Investment Adviser
-------------------------------------------------------------------------------

0.0100%                                                on the first $7 billion
0.0075%                                                 on the next $3 billion
0.0050%                                                on the next $15 billion
0.0040%                                     on assets in excess of $25 billion

         The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $29 billion as of March 31, 1997.



                              DECLARATION OF TRUST


MASSACHUSETTS BUSINESS TRUST

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated November 30, 1995 (the "Declaration of Trust"). The Trust is similar in most respects to a business corporation. The principal distinction between the Trust and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of a Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. The Trust is authorized to

20135
                                                        12
issue additional classes or series of shares. The Trust currently issues one series and one class of shares, but may issue additional series or classes of shares at a later date.

SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. If the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because
(1) the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust; (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees; and (3) the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable for the obligations of the Trust.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. However, the Trust intends to hold meetings at least annually. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of a Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.




20135
                                                        13

                                    EXPENSES


INVESTMENT ADVISORY FEES

         For each of the Fund's fiscal periods, the table below lists the total dollar amounts paid by the Fund to Keystone for investment advisory services rendered. For more information, see "Investment Adviser."


                           Fee Paid to Keystone
                           for Services Rendered
                           under the Advisory          Percent of Fund
                           Agreement                   Average Net Assets
-------------------------  --------------------------  ----------------------
Fiscal Period of
July 1, 1996 to
February 28, 1997          $13,266                     0.80%

Fiscal Period of
December 25,
1995 (Commencement
of Operations) to
June 30, 1996              $9,209                      0.80%




                            STANDARDIZED TOTAL RETURN


         Total return figures for the Fund as they may appear, from time to time, in marketing materials are calculated by finding the average annual compounded rates of return over one, five and ten year periods on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment, all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the one, five or ten year periods.

         The rate of return of the Fund for the fiscal periods from July 1, 1996 to February 28, 1997 and from December 28, 1995 (commencement of operations) to June 30, 1996 was (1.75%) and 16.50%, respectively. The average annual rate of return for the Fund for the period of December 28, 1995 (commencement of operations) to February 28, 1997 was 12.18%.


20135
                                                        14

                              FINANCIAL STATEMENTS


         The Fund's financial statements for the fiscal period ended Februay 28, 1997, and the report thereon of KPMG Peat Marwick LLP, are incorporated by reference herein from the Fund's Annual Report, as filed with the Commission pursuant to Section 30(d) of the 1940 Act and Rule 30d-1 thereunder.

         You may obtain a copy of the Fund's Annual Report without charge by writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling EKSC toll free at 1-800-343-2898.



                             ADDITIONAL INFORMATION


SMALL ACCOUNTS

         The Fund reserves the right to redeem shares in any account in which the value of shares is less than $25,000 or aggregate of $1,000,000. The redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified if their accounts are less than such amount and given 60 days to bring the account up to such amount before the redemption is made.

REDEMPTIONS IN KIND

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself under the 1940 Act, however, to redeem for cash all shares presented for redemption by any one shareholder in any 90-day period up to the lesser of $250,000 or 1% of the Fund's net assets. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

         As of May 31, 1997, the following accounts owned of record 5% or more of the Fund's outstanding shares:


REGISTRATION                                      SHARES OWNED        % OF FUND

1. Board of Trustees of                           202,943.723         13.53%
Sheet Metal Workers Local No. 85
Pension Fund
3835 Presidental Parkway, Suite 123
Atlanta, GA 30340-37233

2. First Union National Bank                      234,961.661         15.66%
FBO Essex Cnty Carpenters Pension fund
A/C 2543001079

20135
                                                    15

401 South Tryon St. CMG-1151
Charlotte, NC 28288-1151

3. Worcester County Retirement System             953,288.847         63.54%
Attn: Michael J. Donoghue
Chairman & Treasurer
2 Main St.
Worcester, MA 01601

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information or in supplemental sales literature issued by the Fund or EKD. No person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and this statement of additional information omit certain information contained in its registration statement filed with the Commission, which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.


20135
                                                        16

                                    APPENDIX


                            MONEY MARKET INSTRUMENTS


         The Fund's investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation, PRIME-1 by Moody's Investors Service, Inc. or F-1 by Fitch Investors Service, Inc. These ratings and other money market instruments are described as follows:

COMMERCIAL PAPER RATINGS

         Commercial paper rated A-1 by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

         The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculativetype risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

         The rating F-1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

         Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime

20135

Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of United States Government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. United States Government securities will not include international agencies or instrumental-ities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.


               FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

         The Fund intends to enter into financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in securities prices, and purchases of futures as an offset against the effect of expected declines in securities prices.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions which are related to financial futures contracts for the hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.



20135

FUTURES CONTRACTS

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant (Broker) effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC) and National Futures Association (NFA).

STOCK INDEX FUTURES CONTRACTS

         A stock index assigns relative values to the common stocks included in the index. The index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement by which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the closing value of the stock index on the expiration date of the contract and the price at which the futures contract is originally made. No physical delivery of the underlying stocks in the index is made.

         Currently, stock index futures contracts can be purchased or sold on the Standard and Poor's Corporation (S&P) Index of 500 Stocks, the S&P Index of 100 Stocks, the New York Stock Exchange Composite Index, the Value Line Index and the Major Market Index. It is expected that futures contracts trading in additional stock indices will be authorized. The standard contract size is $500 times the value of the index.

         The Fund does not believe that differences between existing stock indices will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures with movements in the value of the securities being hedged.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit

20135
on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Fund intends to enter into arrangements with its custodian and with Brokers to enable its initial margin and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase after allowance for transaction costs, represents the profit or loss to the Fund.

         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.




20135

OPTIONS ON FINANCIAL FUTURES

         The Fund intends to purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on financial futures contracts are similar to options on stocks except that an option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell instruments making up a financial futures index, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS

         The purchase of protective put options on financial futures contracts is analagous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS

         The purchase of a call option on a financial futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the index based futures contract or the underlying securities. Call options on futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

USE OF NEW INVESTMENT TECHNIQUES INVOLVING FINANCIAL FUTURES CONTRACTS OR RELATED OPTIONS

         The Fund may employ new investment techniques involving financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described herein.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND RELATED OPTIONS ON SUCH FUTURES CONTRACTS

         The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's

20135

                                       A-6
total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.



20135

                          KEYSTONE INSTITUTIONAL TRUST
            Keystone Institutional Small Capitalization Growth Fund


                                     PART C

                               OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

Item 24(a). The following financial statements are hereby incorporated by reference from Registrant's Annual Report dated February 29, 1997.


Schedule of Investments                             February 28, 1997

Financial Highlights                                For the period from
                                                    July 1, 1996 to February 28,
                                                    1997 and the period from
                                                    December 28, 1995
                                                    (Commencement of Operations)
                                                    to June 30, 1996


Statement of Assets and Liabilities                 February 28, 1997

Statement of Operations                             For the period from July 1,
                                                    1996 to February 28, 1997


Statements of Changes in Net Assets                 For the period from July 1,
                                                    1996 to February 28, 1997
                                                    and the period from
                                                    December 28, 1995
                                                    (Commencement of operations)
                                                    to June 30, 1996

Notes to Financial Statements

Independent Auditors' Report                        March 31, 1997

(24)(b)  Exhibits

 (1)  Registrant's Declaration of Trust (1).

 (2)  Registrant's By-Laws (1).

 (3)  Not applicable.

 (4)  (A) Registrant's Declaration of Trust, Articles III, V, VI, and VIII (1).
      (B) Registrant's By-Laws, Article 2., Section 2.5 (1).

 (5) Investment Management and Advisory Agreement between Registrant and Keystone Investment Management Company (2).

 (6) Principal Underwriting Agreement between Registrant and Evergreen Keystone Distributor, Inc. ("EKD")(2).

 (7)  Not applicable.

 (8) Custodian, Fund Accounting and Recordkeeping Agreement between Registrant and State Street Bank and Trust Company (1).

 (9) Form of Sub-administrator Agreement between Keystone Investment Management Company and BISYS Fund Services, Inc. ("BISYS") (the "Sub-administrator Agreement") (2).

 (10) Opinion of counsel as to the legality of the shares being registered (3).

 (11) Consent as to use of Registrant's Independent Auditors' Report (2).

 (12) Not applicable.

 (13) Subscription Agreement between Registrant and Keystone Investment Management Company (1).

 (14) Not applicable.

 (15) Not applicable.

 (16) Schedules for computation of performance quotations (2).

 (17) Financial Data Schedule (2).

 (18) Not applicable.

 (19) Powers of Attorney (4).

---------------------------------

      (1) Filed with Pre-Effective Amendment No. 2 ("Pre-Effective Amendment No. 2") to Registration Statement 811-07441/33-64781 (the "Registration Statement") and incorporated by reference herein.
      (2) Filed herewith.
      (3) Filed with Registrant's 24f-2 Notice for the fiscal period ended February 28, 1997 that was filed on April 28, 1997 and incorporated by reference herein.
      (4) Filed with Post-Effective Amendment No. 2 ("Post-Effective Amendment No. 2") to the Registration Statement and incorporated by reference herein.

Item 25.  Persons Controlled by or Under Common Control With Registrant

          Not applicable.


Item 26.  Number of Holders of Securities

                                                     Number of Record Holders
          Title of Class                               as of May 31, 1997
          --------------                             ------------------------

          Shares of Beneficial                             9
          Interest

Item 27.  Indemnification

         Provisions for the indemnification of the Registrant's Trustees and officers are contained in Article VIII of Registrant's Declaration of Trust, a copy of which was filed with Pre-Effective Amendment No. 2 and is incorporated by reference herein.

         Provisions for the indemnification of EKD, the Registrant's principal underwriter, are contained in Section 7 of the Principal Underwriting Agreement between the Registrant and EKD, a copy of the form of which is filed herewith.

         Provisions for the indemnification of Keystone Investment Management Company, Registrant's investment adviser, are contained in Section 6 of the Investment Advisory and Management Agreement between Registrant and Keystone Investment Management Company, a copy of which is filed herewith.

Item 28. Businesses and Other Connections of Investment Adviser

         The following table lists the names of the various officers and directors of Keystone Investment Management Company, the Registrant's investment adviser, and their respective positions. For each named individual, the table lists, for at least the past two fiscal years,
         (i) any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.



                      LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Senior Vice President
Elfner, III*                         the Board,                 First Union Keystone, Inc.
                                     Chief Executive            Keystone Asset Corporation
                                     Officer                  President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Evergreen Keystone Investment Services, Inc
                                                                Evergreen Keystone Service Company
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Formerly:
                                                              Chairman of the Board,
                                                                Chief Executive Officer,
                                                                President and Director:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Capital Corporation
                                                              Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.

Herbert L.                         Senior Vice                None
Bishop, Jr.*                         President

Donald C. Dates*                   Senior Vice                None
                                    President

Gilman Gunn*                       Senior Vice                None
                                    President,
                                    Chief Investment
                                    Officer

Edward F.                          Senior Vice                Formerly Senior Vice President,
Godfrey*                            President,                Chief Financial Officer and Treasurer:
                                    Chief Operating             First Union Keystone, Inc.
                                    Officer                     Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.

Rosemary D.                        Senior Vice                Senior Vice President:
Van Antwerp*                        President,                  Evergreen Keystone Service Company
                                    Secretary                   Senior Vice President and Secretary:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Senior Vice President, General Counsel and Secretary:
                                                                Keystone Investments, Inc.
                                                              Senior Vice President and General Counsel:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Fiduciary Investment Company, Inc.
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.

J. Kevin Kenely*                   Vice President             Vice President:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Controller
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Vice President:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investments, Inc.

John D. Rogol*                     Vice President             Vice President and
                                                              Controller:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Treasurer and Vice President:
                                                                Evergreen Keystone Service Company
                                                              Controller:
                                                                Keystone Asset Corporation
                                                              Formerly:
                                                              Controller:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Vice President and Controller:
                                                                Keystone Investments, Inc.

Christopher P.                     Senior Vice                None
Conkey*                             President, Chief
                                    Investment Officer

J. Gary Craven*                    Senior Vice                None
                                    President

Richard Cryan*                     Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane*                           President

Betsy Hutchings*                   Senior Vice                None
                                    President

Walter T.                          Senior Vice                None
McCormick*                          President

James F. Angelos**                 Vice President,            None
                                     Chief Compliance
                                     Officer

John Addeo*                        Vice President             None

Andrew Baldassarre*                Vice President             None

David Benhaim*                     Vice President             None

Donald Bisson*                     Vice President             None

Francis X. Claro*                  Vice President             None

Kristine R.                        Vice President             None
Cloyes*

Patrick T. Bannigan**              Vice President             None

Liu-Er Chen*                       Vice President             None

George E. Dlugos*                  Vice President             None

Antonio T. Docal*                  Vice President             None

Dana E. Erikson*                   Vice President             None

Gordon M. Forrester*               Vice President             None

Thomas L. Holman*                  Vice President             None

George J. Kimball*                 Vice President             None

JoAnn L. Lyndon*                   Vice President             None

Craig Lewis*                       Vice President             None

John C.                            Vice President             None
Madden, Jr.*

Eleanor H. Marsh*                  Vice President             None

James D. Medvedeff*                Vice President             None

Stanley  M. Niksa*                 Vice President             None

Jonathan A. Noonan*                Vice President             None

Robert E. O'Brien*                 Vice President             None

Margery C. Parker*                 Vice President             None

William H. Parsons*                Vice President             None

Joyce W. Petkovich*                Vice President             None

Gary E. Pzegeo*                    Vice President             None

Harlen R. Sanderling*              Vice President             None

Thomas W. Trickett*                Vice President             None

Kathy K. Wang*                     Vice President             None

Judith A. Warners*                 Vice President             None

Peter Willis*                      Vice President             None

Walter Zagrobski*                  Vice President             None


     *Located at Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116.
    **Located at First Union National Bank, 301 South College Street, Charlotte, North Carolina 28288

Item 29. Principal Underwriters

     Evergreen Keystone Distributor, Inc.
     The Director and principal executive officers are:

         Director          Michael C. Petrycki

         Officers          Robert A. Hering        President
                           Michael C. Petrycki     Vice President
                           Lawrence Wagner         VP, Chief Financial Officer
                           Steven D. Blecher       VP, Treasurer, Secretary
                           Elizabeth Q. Solazzo    Assistant Secretary

         Evergreen Keystone Distributor, Inc. acts as Distributor for the following registered investment companies or separate series thereof:

   Evergreen Trust
        Evergreen Fund
        Evergreen Aggressive Growth Fund
   Evergreen Equity Trust:
        Evergreen Global Real Estate Equity Fund
        Evergreen U.S. Real Estate Equity Fund
        Evergreen Global Leaders Fund
   The Evergreen Limited Market Fund, Inc.
   Evergreen Growth and Income Fund
   The Evergreen Total Return Fund
   The Evergreen American Retirement Trust:
        The Evergreen American Retirement Fund
        Evergreen Small Cap Equity Income Fund
   The Evergreen Foundation Trust:
        Evergreen Foundation Fund
        Evergreen Tax Strategic Foundation Fund
   The Evergreen Municipal Trust:
        Evergreen Short-Intermediate Municipal Fund
        Evergreen Short-Intermediate Municipal Fund-CA
        Evergreen Florida High Income Municipal Bond Fund
        Evergreen Tax Exempt Money Market Fund
        Evergreen Institutional Tax Exempt Money Market Fund
   Evergreen Money Market Trust
        Evergreen Money Market Fund
        Evergreen Institutional Money Market Fund
        Evergreen Institutional Treasury Money Market Fund
   Evergreen Investment Trust
        Evergreen Emerging Markets Growth Fund
        Evergreen International Equity  Fund
        Evergreen Balanced Fund
        Evergreen Value Fund
        Evergreen Utility Fund
        Evergreen Short-Intermediate Bond Fund(formerly Evergreen Fixed Income) Evergreen U.S. Government Fund
        Evergreen Florida Municipal Bond Fund
        Evergreen Georgia Municipal Bond Fund
        Evergreen North Carolina Municipal Bond Fund
        Evergreen South Carolina  Municipal Bond Fund
        Evergreen Virginia  Municipal Bond Fund
        Evergreen High Grade Tax Free Fund
        Evergreen Treasury Money Market Fund
   The Evergreen Lexicon Fund:
        Evergreen Intermediate-Term Government Securities Fund
        Evergreen Intermediate-Term Bond Fund
   Evergreen Tax Free Trust:
        Evergreen Pennsylvania Tax Free Money Market Fund
        Evergreen New Jersey Tax Free Income Fund
   Evergreen Variable Trust:
        Evergreen VA Fund
        Evergreen VA Growth and Income Fund
        Evergreen VA Foundation Fund
        Evergreen VA Global Leaders Fund
        Evergreen VA Strategic Income Fund
        Evergreen VA Aggressive Growth Fund
   Keystone Quality Bond Fund (B-1)
   Keystone Diversified Bond Fund (B-2)
   Keystone High Income Bond Fund (B-4)
   Keystone Balanced Fund (K-1)
   Keystone Strategic Growth Fund (K-2)
   Keystone Growth and Income Fund (S-1)
   Keystone Mid-Cap Growth Fund (S-3)
   Keystone Small Company Growth Fund (S-4)
   Keystone Balanced Fund II
   Keystone Capital Preservation and Income Fund
   Keystone Fund for Total Return
   Keystone Fund of the Americas
   Keystone Global Opportunities Fund
   Keystone Global Resources and Development Fund
   Keystone Government Securities Fund
   Keystone America Hartwell Emerging Growth Fund, Inc.
   Keystone Institutional Adjustable Rate Fund
   Keystone Institutional Trust
        Keystone Institutional Small Capitalization Growth Fund
   Keystone Intermediate Term Bond Fund
   Keystone International Fund Inc.
   Keystone Liquid Trust
   Keystone Omega Fund
   Keystone Precious Metals Holdings, Inc.
   Keystone Small Company Growth Fund II
   Keystone State Tax Free Fund
        Keystone New York Tax Free Fund
        Keystone Pennsylvania Tax Free Fund
        Keystone Massachusetts Tax Free Fund
        Keystone Florida Tax Free Fund
   Keystone State Tax Free Fund - Series II
        Keystone Missouri Tax Free Fund
        Keystone California Tax Free Fund
   Keystone Strategic Income Fund
   Keystone Tax Free Fund
   Keystone Tax Free Income Fund


Item 30.  Location of Accounts and Records

          First Union Keystone, Inc.
          200 Berkeley Street
          Boston, Massachusetts  02116-5034

          State Street Bank and Trust Company
          1776 Heritage Drive
          Quincy, Massachusetts  02171

          Iron Mountain
          3431 Sharp Slot Road
          Swansea, Massachusetts  02777


Item 31.  Management Services

          Not applicable.


Item 32.  Undertakings

          Upon request and without charge, the Registrant hereby undertakes to furnish each person to whom a copy of the Registrant's prospectus is delivered with a copy of the Registrant's latest annual report to shareholders.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 24th day of June, 1997.


                                       KEYSTONE INSTITUTIONAL TRUST
                                       Keystone Institutional Small
                                         Capitalization Growth Fund


                                       By: /s/ George S. Bissell
                                           -----------------------------
                                           George S. Bissell
                                           Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of June, 1997.


/s/ George S. Bissell                   /s/ Charles F. Chapin
------------------------                -------------------------          -------------------------
George S. Bissell                       Charles F. Chapin*                 William Walt Pettit
Chairman of the Board of Trustees       Trustee                            Trustee
  and Chief Executive Officer

/s/ John J. Pileggi                     /s/ K. Dun Gifford                 /s/ David M. Richardson
-------------------------               -------------------------          -------------------------
John J. Pileggi                         K. Dun Gifford*                    David M. Richardson*
President amd Treasurer (Principal      Trustee                            Trustee
  Financial and Accounting Officer)

/s/ Frederick Amling
-------------------------               -------------------------          -------------------------
Frederick Amling*                       James S. Howell                    Russell A. Salton, III MD
Trustee                                 Trustee                            Trustee

/s/ Laurence B. Ashkin                  /s/ Leroy Keith, Jr.
-------------------------               -------------------------          -------------------------
Laurence B. Ashkin                      Leroy Keith, Jr.*                  Michael S. Scofield
Trustee                                 Trustee                            Trustee

/s/ Charles A. Austin, III              /s/ F. Ray Keyser, Jr.             /s/ Richard J. Shima
-------------------------               -------------------------          -------------------------
Charles A. Austin, III*                 F. Ray Keyser, Jr.*                Richard J. Shima*
Trustee                                 Trustee                            Trustee

                                                                           /s/ Andrew J. Simons
-------------------------               -------------------------          -------------------------
Foster Bam                              Gerald M. McDonell                 Andrew J. Simons*
Trustee                                 Trustee                            Trustee

/s/ Edwin D. Campbell
-------------------------               -------------------------
Edwin D. Campbell*                      Thomas L. McVerry
Trustee                                 Trustee


*By:/s/ Rosemary D. Van Antwerp
-------------------------------
Rosemary D. Van Antwerp**
Attorney-in-Fact


** Rosemary D. Van Antwerp, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                               INDEX TO EXHIBITS

Exhibit Number             Exhibit
--------------             ------------

          1                Declaration of Trust(1)

          2                By-Laws(1)

          5                Investment Advisory and
                             Management Agreement(2)

          6                Form of Principal Underwriting Agreement(2)

          8                Custodian, Trust Accounting
                             and Recordkeeping Agreement(1)

          9                Form of Sub-administrator Agreement(2)

         10                Opinion and Consent of Counsel(3)

         11                Consent of Independent Auditors(2)

         13                Subscription Agreement(1)

         16                Schedules for computation of performance
                             quotation(2)

         17                Financial Data Schedule (Filed as Exhibit 27)(2)

         19                Powers of Attorney(4)

------------------

 1    Incorporated by reference to Pre-Effective Amendment No. 2.
 2    Filed herewith.
 3    Incorporated by reference herein to Registrant's 24f-2 Notice.
 4    Incorporated by reference herein to Post-Effective Amendment No. 2.